Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation
NOTE 16	Share-Based Compensation

General Description of Share-Based Compensation Plans

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of

Directors has the authority to grant share-based compensation to TSYS employees.

Employee stock options granted during or after 2006 (other than performance-based stock options) generally become exercisable at the end of the three-year period and expire ten years from the date of grant. Vesting for stock options granted during or after 2006 (other than performance-based stock options) accelerates upon retirement for plan participants who have reached age 62 and who also have no less than fifteen years of service at the date of their election to retire. For stock options granted in 2006, share-based compensation expense is fully recognized for plan participants upon meeting the retirement eligibility requirements of age and service.

Stock options granted prior to 2006 generally become exercisable at the end of a two to three-year period and expire ten years from the date of grant. Vesting for stock options granted prior to 2006 accelerates upon retirement for plan participants who have reached age 50 and who also have no less than fifteen years of service at the date of their election to retire. Following adoption of ASC 718, share-based compensation expense is recognized in income over the remaining nominal vesting period with consideration for retirement eligibility.

The performance-based stock options awarded to TSYS executives effective April 30, 2010 become exercisable only upon satisfaction of certain performance conditions. Share-based compensation expense is recognized in income based upon the Company’s estimate of the probability of achieving the specified EPS goal. The Company historically issues new shares or uses treasury shares to satisfy share option exercises.

Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2008 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan and Total System Services, Inc. 2000 Long-Term Incentive Plan to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS’ growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS’ success.

The plans are administered by the Compensation Committee of the Company’s Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards, and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS’ common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation, or otherwise without the issuance of such shares, are settled in cash in lieu of shares, or are exchanged with the Committee’s permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the various plans. The aggregate number of shares of TSYS stock which may be granted to participants pursuant to awards granted under the various plans may not exceed the following: Total System Services, Inc. 2008 Omnibus Plan — 17 million shares; Total System Services, Inc. 2007 Omnibus Plan — 5 million shares; Total System Services, Inc. 2002 Long-Term Incentive Plan — 9.4 million shares; and Total System Services, Inc. 2000 Long-Term Incentive Plan — 2.4 million shares. Effective February 1, 2010, no additional awards may be made from the Total System Services, Inc. 2000 Long-Term Incentive Plan.

Share-Based Compensation

TSYS’ share-based compensation costs are included as expenses and classified as cost of services and selling, general and administrative. TSYS does not include amounts associated with share-based compensation as costs capitalized as software development and contract acquisition costs as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2011, share-based compensation was $16.5 million compared to $15.8 million and $16.1 million for the same periods in 2010 and 2009, respectively.

Nonvested Awards:    The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards for services to be provided in the future by such officers, and employees. Beginning in 2011, the grants to the Board of Directors were fully vested on the date of grant. The following table summarizes the number of shares granted each year:

	2011	2010	2009
Number of shares	206,040	197,186	513,920
Market value	$3.6 million	$3.1 million	$6.8 million

A summary of the status of TSYS’ nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and the changes during the periods are presented below:

	2011		2010		2009
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	821	$16.91	1,084	$18.60	1,014	$23.46
Granted	206	17.67	197	15.55	514	13.28
Vested	(376)	17.60	(416)	20.63	(414)	23.77
Forfeited/canceled	(33)	15.71	(44)	17.32	(30)	20.34

Outstanding at end of year	618	$16.80	821	$16.91	1,084	$18.60

As of December 31, 2011, there was approximately $5.8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 1.6 years.

In March 2011, TSYS authorized a total grant of 263,292 performance shares to certain key executives with a performance based vesting schedule (2011 performance shares). These 2011 performance shares have a 2011-2013 performance period for which the Compensation Committee established two performance goals: compound growth in revenues before reimbursables and income from continuing. The Compensation Committee will certify the attainment level of such goals following the end of 2013, and the number of performance shares that will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company will estimate the probability of achieving the goals through the performance period and will expense the award on a straight-line basis.

In March 2010, TSYS authorized a total grant of 279,831 performance shares to certain key executives with a performance based vesting schedule (2010 performance shares). These 2010 performance shares have a 2010-2012 performance period for which the Compensation Committee established two performance goals: compound growth in revenues before reimbursables and income from continuing operations using the 2010 annual operating plan as the base. The Compensation Committee will certify the attainment level of such goals following the end of 2012, and the number of performance shares that will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company will estimate the probability of achieving the goals through the performance period and will expense the award on a straight-line basis.

As of December 31, 2011, there was approximately $4.2 million of total unrecognized compensation cost related to the 2010 and 2011 performance shares compensation arrangement. That cost is expected to be recognized until the end of 2013.

During 2008, TSYS authorized a grant of non-vested awards to two key executives with separate performance vesting schedules. These grants have separate one-year performance periods that vest over five to seven years during each of which the Compensation Committee establishes an earnings per share goal and, if such goal is attained during any performance period, 20% of the performance-based shares will vest, up to a maximum of 100% of the total grant. Compensation expense for each year’s award is measured on the grant date based on the quoted market price of TSYS common stock and is expensed on a straight-line basis for the year.

A summary of the awards authorized in each year is below:

Year of Initial Award	Total Number of Shares Awarded	Potential Number of Performance-Based Shares to be Vested
2011	263,292	263,292	(2014)
2010	279,831	279,831	(2013)
2008	182,816	73,125	(2012-2014)

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and changes during those periods are presented below:

	2011		2010		2009
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	316	$15.65	62	$13.69	62	$23.32
Granted	300	17.63	316	15.65	62	13.69
Vested	(36)	15.61	(62)	13.69	(62)	23.32
Forfeited/canceled	—	—	—	—	—	—

Outstanding at end of year	580	$16.68	316	$15.65	62	$13.69

Stock Option Awards

During 2011, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. During 2010 and 2009, the Company granted stock options to key TSYS executive officers. The grants to key TSYS executive officers were issued under nonvested stock bonus awards for services to be provided in the future by such officers. The grants to the Board of Directors were fully vested on the date of grant. The average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2011	2010	2009
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$17.61	$16.01	$13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$5.78	$4.11	$5.31

In April 2010, the Company granted 1.4 million stock options to key TSYS executive officers that are performance- and/or market conditions-based. These stock options will vest and become exercisable only if the stock price is at least a specified percentage above the grant date stock price on April 30, 2013 or TSYS reaches a specified EPS goal by December 31, 2012. Given the market conditions component, TSYS evaluated the impact using the Monte Carlo simulation to value these awards and ultimately determined that the impact was minimal. The average fair value of the option grants was $3.48 per option and was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $16.19; risk-free interest rate of 2.07%; expected volatility of 30.0%; expected term of 4.0 years; and dividend yield of 1.79%.

In March 2010, the Company also granted 736,000 stock options to key TSYS executive officers. The average fair value of the option grant was $5.33 per option and was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $15.66; risk-free interest rate of 3.77%; expected volatility of 30.0%; expected term of 8.6 years; and dividend yield of 1.79%. The grant will vest over a period of 3 years.

A summary of TSYS’ stock option activity as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates is presented below:

	2011		2010		2009
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	8,810	$23.40	6,955	$25.54	6,185	$27.59
Granted	717	17.61	2,177	15.89	1,048	13.11
Exercised	(597)	13.51	(41)	13.11	(1)	1.83
Forfeited/canceled	(2,848)	29.46	(281)	19.83	(277)	24.36

Outstanding at end of year	6,082	$20.61	8,810	$23.40	6,955	$25.54

Options exercisable at year-end	3,122	$25.00	5,712	$27.48	5,357	$28.15

Weighted average fair value of options granted during the year		$5.78		$4.11		$5.31

	Outstanding	Exercisable
Average remaining contractual life (in years)	4.9	4.0

Aggregate intrinsic value (in thousands)	$(6,401)	$(16,967)

Shares Issued for Options Exercised

During 2011, 2010 and 2009, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

	Options Exercised	Shares Issued from Treasury	Intrinsic Value
2011	597,161	597,161	$3,627,000
2010	41,403	41,403	$90,400
2009	1,205	1,205	$14,300

For awards granted before January 1, 2006 that were not fully vested on January 1, 2006, the Company will record the tax benefits from the exercise of stock options as increases to the “Additional paid-in capital” line item of the Consolidated Balance Sheets. If the Company does recognize tax benefits, the Company will record these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Statement of Cash Flows. The Company has elected to use the short-cut method to calculate its historical pool of windfall tax benefits.

As of December 31, 2011, there was approximately $4.9 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.7 years.